Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

	As of December 31,
	2024	2025
	US$	US$
Short-term bank borrowings (i)	6,724,904	4,268,154
Loans from investor C (ii)	2,086,695	2,134,077
Short-term borrowings	8,811,599	6,402,231
(i)
Short-term bank borrowings

Summary of Outstanding Short-Term Bank Loan Balances Payable	As of December 31, 2024 and 2025, the Company had outstanding short-term bank loan balances payable to the following financial institutions:

			As Of December 31,
			2024	2025
Lender	Interest Rate	Maturity Date	US$	US$
Bank of Beijing Fuyu Sub-branch	3.45%, 3.10% and 3.00%	June 28, 2025, December 27, 2025 and December 27, 2026	2,782,260	1,422,718
Bank of China Beijing Guomao Sub-branch	2.30% and 2.15%	March 29, 2025, May 30, 2025 and March 12, 2026	1,391,130	1,422,718
China Merchants Bank Beijing Dayuncun Sub-branch	3.40% and 2.30%	From March 8, 2025 to May 9, 2025 and June 24, 2026	1,855,949	1,422,718
Bank of Nanjing Beijing Branch	4.50%	January 24, 2025	695,565	-
Total Short-term borrowings			6,724,904	4,268,154